Stock-Based Compensation (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 02, 2023
Stock-Based Compensation (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in Shares)					5,098,262
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 0	$ 30	$ 30	$ 40
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)				$ 2.02
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures	$ 20	$ 100	$ 500	$ 1,100
Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in Shares)					1,098,262